SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Managed Services (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of revenue
Revenues	$ 6,074,000	$ 4,384,000	$ 17,299,000	$ 15,484,000
ConnectM Before Business Combination
Disaggregation of revenue
Revenues					$ 19,972,239	$ 15,441,315
ConnectM Before Business Combination | Managed Services
Disaggregation of revenue
Revenues					$ 617,686